Prudential Day One 2060 Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	12,858	$284,428
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	27,982	358,727
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	20,060	221,667
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	55,593	635,430
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	141,556	1,751,053
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	101,800	1,780,486
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	62,140	658,065
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	70,010	1,173,374
PGIM Total Return Bond Fund (Class R6)	27,495	353,310

Total Long-Term Investments (cost $6,647,932)		7,216,540

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $22,617)	22,617	22,617

TOTAL INVESTMENTS 100.2% (cost $6,670,549)(wd)		7,239,157
Liabilities in excess of other assets (0.2)%		(16,339)

Net Assets 100.0%		$7,222,818

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds